Schedule of Investments (unaudited) January 31, 2024	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Financial Services — 0.1%
Private Export Funding Corp., 4.30%, 12/15/28(a)	$5,000	$5,059,275

Total Corporate Bonds — 0.1% (Cost: $5,038,780)		5,059,275

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.8%
Fannie Mae 2.63%, 09/06/24(a)	4,979	4,906,098
0.50%, 06/17/25(a)	16,605	15,733,567
6.25%, 05/15/29(a)	4,441	4,931,033
7.13%, 01/15/30(a)	8,302	9,660,506
7.25%, 05/15/30(a)	17,063	20,104,070
0.88%, 08/05/30	5,819	4,761,416
6.63%, 11/15/30	96	110,213
Federal Farm Credit Banks Funding Corp, 4.75%, 09/01/26	1,000	1,014,966
Federal Home Loan Banks
2.75%, 12/13/24	4,145	4,073,315
3.13%, 06/13/25	7,930	7,790,113
2.13%, 09/14/29	5,000	4,540,565
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	229,458
6.75%, 03/15/31(a)	2,323	2,707,747
Tennessee Valley Authority, 1.50%, 09/15/31	130	109,208

		80,672,275

Total U.S. Government Sponsored Agency Securities — 1.8% (Cost: $87,226,199)		80,672,275

U.S. Treasury Obligations
U.S. Treasury Bonds
7.63%, 02/15/25(a)	308	318,178
6.88%, 08/15/25(a)	6,641	6,897,560
6.00%, 02/15/26(a)	6,359	6,581,813
6.75%, 08/15/26	6,225	6,619,169
6.63%, 02/15/27(a)	2,903	3,122,880
6.38%, 08/15/27	4,000	4,312,969
5.25%, 11/15/28 - 02/15/29	11,621	12,320,074
6.13%, 08/15/29(a)	6,225	6,896,133
6.25%, 05/15/30	1,700	1,918,344
5.38%, 02/15/31	4,979	5,444,809
U.S. Treasury Notes
1.38%, 01/31/25 - 11/15/31	176,250	157,349,204
1.50%, 02/15/25 - 02/15/30	91,952	85,556,122
2.00%, 02/15/25 - 11/15/26	42,206	40,427,726
2.75%, 02/28/25 - 08/15/32(a)	203,814	194,544,026
4.63%, 02/28/25 - 09/30/30(a)	209,000	212,331,125
2.63%, 04/15/25 - 07/31/29(a)	83,389	79,493,514
0.38%, 04/30/25 - 09/30/27(a)	99,098	90,619,740
2.88%, 04/30/25 - 05/15/32(a)	157,820	151,168,674
3.88%, 04/30/25 - 08/15/33(a)	248,900	247,829,199
2.13%, 05/15/25 - 05/31/26	38,508	37,213,243
0.25%, 05/31/25 - 10/31/25(a)	133,130	125,067,707
4.25%, 05/31/25 - 12/31/25	50,200	50,108,454
3.00%, 07/15/25 - 10/31/25(a)	61,007	59,721,034
4.75%, 07/31/25	7,000	7,032,813
3.13%, 08/15/25 - 08/31/29(a)	76,804	74,526,293
5.00%, 08/31/25 - 09/30/25	12,900	13,026,176

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
3.50%, 09/15/25 - 02/15/33(a)	$158,500	$154,873,910
2.25%, 11/15/25 - 11/15/27	93,916	88,908,278
4.50%, 11/15/25 - 11/15/33(a)	147,900	150,893,124
4.00%, 12/15/25 - 01/31/31(a)	176,900	177,122,263
1.63%, 02/15/26 - 05/15/31(a)	228,635	210,914,203
0.50%, 02/28/26 - 08/31/27(a)	57,521	53,008,546
2.50%, 02/28/26	7,000	6,765,391
0.75%, 03/31/26 - 01/31/28(a)	215,779	199,277,153
3.75%, 04/15/26 - 12/31/30(a)	157,120	155,792,757
2.38%, 04/30/26 - 05/15/29	93,956	88,080,267
3.63%, 05/15/26 - 03/31/30	76,100	75,216,093
4.13%, 06/15/26 - 11/15/32(a)	111,700	112,820,711
0.88%, 06/30/26 - 11/15/30(a)	87,003	76,045,934
1.88%, 06/30/26 - 02/15/32	95,959	85,688,741
0.63%, 07/31/26 - 08/15/30(a)	210,463	181,262,682
4.38%, 08/15/26 - 11/30/30(a)	130,300	132,485,793
1.13%, 10/31/26 - 02/15/31	200,946	177,841,746
1.25%, 11/30/26 - 08/15/31	326,853	291,085,168
1.00%, 07/31/28	33,214	29,280,217
4.88%, 10/31/28 - 10/31/30	43,500	45,573,000
3.25%, 06/30/29	25,500	24,692,168
1.75%, 11/15/29	6,000	5,360,859
3.38%, 05/15/33	49,000	46,833,281

Total U.S. Treasury Obligations — 95.0% (Cost: $4,446,610,259)		4,250,269,264

Total Long-Term Investments — 96.9% (Cost: $4,538,875,238)		4,336,000,814

	Shares

Short-Term Securities

Money Market Funds — 26.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(b)(c)(d)	1,203,098,030	1,203,819,889

	Par (000)

U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes(a)
1.75%, 12/31/24	$16,605	16,155,498
2.25%, 12/31/24	10,000	9,773,047
4.25%, 12/31/24	54,600	54,331,265

		80,259,810

Total Short-Term Securities — 28.7% (Cost: $1,284,412,829)		1,284,079,699

Total Investments — 125.6% (Cost: $5,823,288,067)		5,620,080,513

Liabilities in Excess of Other Assets — (25.6)%		(1,146,427,392)

Net Assets — 100.0%		$4,473,653,121

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,621,788,775	$—	$(418,350,505	)(a)	$486,261	$(104,642)	$1,203,819,889	1,203,098,030	$510,398	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$5,059,275	$—	$5,059,275
U.S. Government Sponsored Agency Securities	—	80,672,275	—	80,672,275
U.S. Treasury Obligations	—	4,250,269,264	—	4,250,269,264
Short-Term Securities
Money Market Funds	1,203,819,889	—	—	1,203,819,889
U.S. Treasury Obligations	—	80,259,810	—	80,259,810

	$1,203,819,889	$4,416,260,624	$—	$5,620,080,513

S C H E D U L E O F I N V E S T M E N T S	2